Leases - (Details)	Jun. 30, 2026
Leases [Abstract]
Weighted-average remaining lease term - operating	7 years 6 months 7 days
Weighted-average remaining lease term - finance	2 years 10 months 24 days
Weighted average discount rate - operating	3.79%
Weighted average discount rate - finance	2.92%